World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	09/16/14 - 10/31/14
Interest Accrual Period	10/29/14 - 11/16/14
30/360 Days	16
Actual/360 Days	19
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,011,089,071.97	41,864
Original Yield Supplement Overcollateralization Amount	52,072,579.05	0
Aggregate Starting Principal Balance	1,063,161,651.02	41,864
Principal Payments	40,143,662.68	708
Defaulted Receivables	127,131.73	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	49,233,808.78	0
Pool Balance at 10/31/14	973,657,047.83	41,152

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	96.21%

Prepayment ABS Speed	2.35%

Overcollateralization Target Amount	43,814,567.15
Actual Overcollateralization	28,361,446.96

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	65.31

Delinquent Receivables:
Past Due 31-60 days	6,128,319.50	243
Past Due 61-90 days	522,375.96	22
Past Due 91 + days	0.00	0
Total	6,650,695.46	265

Total 31+ Delinquent as % Ending Pool Balance	0.68%

Recoveries	50,209.69

Aggregate Net Losses/(Gains) - October 2014	76,922.04
Current Net Loss Ratio - October 2014	0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Flow of Funds	$ Amount

Collections	44,685,435.89
Advances	52,574.18
Investment Earnings on Cash Accounts	553.45
Servicing Fee	(1,328,952.06)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	43,409,611.46

Distributions of Available Funds
(1) Class A Interest	357,246.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,966.00
(4) Second Priority Principal Distributable Amount	14,672,952.17
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	28,361,446.96
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	43,409,611.46

Servicing Fee	1,328,952.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Original Note Balance	988,330,000.00
Principal Paid	43,034,399.13
Note Balance @ 11/17/14	945,295,600.87

Class A-1
Original Note Balance	186,000,000.00
Principal Paid	43,034,399.13
Note Balance @ 11/17/14	142,965,600.87
Note Factor @ 11/17/14	76.8632263%

Class A-2a
Original Note Balance	160,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	160,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-2b
Original Note Balance	160,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	160,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-3
Original Note Balance	354,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	354,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-4
Original Note Balance	107,600,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	107,600,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Original Note Balance	20,730,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	20,730,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	375,212.33
Total Principal Paid	43,034,399.13
Total Paid	43,409,611.46

Class A-1
Coupon	0.23000%
Interest Paid	22,578.33
Principal Paid	43,034,399.13
Total Paid to A-1 Holders	43,056,977.46

Class A-2a
Coupon	0.60000%
Interest Paid	42,666.67
Principal Paid	0.00
Total Paid to A-2a Holders	42,666.67

Class A-2b
One-Month Libor	0.15250%
Coupon	0.38250%
Interest Paid	32,300.00
Principal Paid	0.00
Total Paid to A-2b Holders	32,300.00

Class A-3
Coupon	1.14000%
Interest Paid	179,360.00
Principal Paid	0.00
Total Paid to A-3 Holders	179,360.00

Class A-4
Coupon	1.68000%
Interest Paid	80,341.33
Principal Paid	0.00
Total Paid to A-4 Holders	80,341.33

Class B
Coupon	1.95000%
Interest Paid	17,966.00
Principal Paid	0.00
Total Paid to B Holders	17,966.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3796428
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	43.5425406
Total Distribution Amount	43.9221834

A-1 Interest Distribution Amount	0.1213889
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	231.3677373
Total A-1 Distribution Amount	231.4891262

A-2a Interest Distribution Amount	0.2666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.2666667

A-2b Interest Distribution Amount	0.2018750
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.2018750

A-3 Interest Distribution Amount	0.5066667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5066667

A-4 Interest Distribution Amount	0.7466666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7466666

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	340.96
Noteholders' Principal Distributable Amount	659.04

Account Balances	$ Amount

Advances
Balance as of 10/29/14	0.00
Balance as of 10/31/14	52,574.18
Change	52,574.18

Reserve Account
Balance as of 10/29/14	2,527,722.68
Investment Earnings	31.16
Investment Earnings Paid	(31.16)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68